DERIVATIVES, Designated Derivative Assets (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Instrument $ / €	Dec. 31, 2017 USD ($)
Derivatives [Abstract]
Credit risk adjusted fair value	$ 5,929	$ 2,643
Cross Currency Swap Contract [Member]
Derivatives [Abstract]
Credit risk adjusted fair value	$ 2,700
Designated Derivatives [Member]
Derivatives [Abstract]
Quantity | Instrument	9
Designated Derivatives [Member] | Derivative Assets [Member]
Derivatives [Abstract]
Credit risk adjusted fair value	$ 5,780
Designated Derivatives [Member] | Derivative Assets [Member]
Derivatives [Abstract]
Gain recognized in accumulated comprehensive loss	4,895
Loss recognized into earnings	$ (87)
Designated Derivatives [Member] | Interest Rate Swap Contracts [Member]
Derivatives [Abstract]
Quantity | Instrument	8
Contract notional amount	$ 205,540
Gain recognized in accumulated comprehensive loss	2,529
Loss recognized into earnings	$ (87)
Designated Derivatives [Member] | Interest Rate Swap Contracts [Member] | Minimum [Member]
Derivatives [Abstract]
Maturity date	Nov. 09, 2021
Hedge interest rate	0.99%
Designated Derivatives [Member] | Interest Rate Swap Contracts [Member] | Maximum [Member]
Derivatives [Abstract]
Maturity date	Jun. 11, 2023
Hedge interest rate	4.30%
Designated Derivatives [Member] | Interest Rate Swap Contracts [Member] | Derivative Assets [Member]
Derivatives [Abstract]
Credit risk adjusted fair value	$ 3,013
Accrued interest	46
Credit risk adjusted fair value	$ 3,059
Designated Derivatives [Member] | Cross Currency Swap Contract [Member]
Derivatives [Abstract]
Quantity | Instrument	1
Maturity date	Nov. 26, 2025
Contracted fixed conversion rate | $ / €	1.3068
Contract notional amount	$ 68,494
Gain recognized in accumulated comprehensive loss	2,366
Loss recognized into earnings	0
Designated Derivatives [Member] | Cross Currency Swap Contract [Member] | Derivative Assets [Member]
Derivatives [Abstract]
Credit risk adjusted fair value	2,704
Accrued rent	17
Credit risk adjusted fair value	$ 2,721